Subsequent Events (Details Narrative) (Sound Concepts Inc.) - Agreement and Plan of Merger [Member]	Nov. 08, 2018 USD ($)
Cash payment of acquisition	$ 25,000,000
Sound Concepts, Inc. [Member]
Right to receive a proportionate share value	25,000,000
Cash payment of acquisition	15,000,000
Issuance of shares of common stock	$ 10,000,000